CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2023		Dec. 31, 2022	Jun. 30, 2022		Dec. 31, 2021	[2]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash at banks and on hand	$ 983		$ 928
Short-term deposits with original maturity of less than three months	1,474		2,179
Cash and cash equivalents	2,457		3,107
Less overdrafts	0		0	$ 0
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	2,457	[1]	$ 3,107	$ 2,337	[1],[2]	$ 2,239
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	$ 53

[1]	Overdrawn amount was US$0 (2022: US$0)
[2]	Prior period comparatives are adjusted following the classification of Russia as a discontinued operation (see Note 5).